Stock-Based Compensation (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based services expense	$ 119,510	$ 11,849	$ 373,947	$ 11,849	$ 76,794
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based services expense	115,000	4,628	367,000	4,628	2,065
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based services expense	$ 4,510	$ 7,221	$ 6,947	$ 7,221	$ 74,729